PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2011
Company's Ownership Interest in VIEs

Accordingly, the financial statements of the following VIEs were consolidated into the Company’s financial statements since their respective date of establishment/acquisition:

Name of VIE	The Company’s ownership interest

Home Inns & Hotels Management (Xiamen) Co., Ltd. (“Home Inns Xiamen”)	51%
Home Inns & Hotels Management (Fuzhou) Co., Ltd. (“Home Inns Fuzhou”)	51%
Home Inns & Hotels Management (Caoxi) Co., Ltd. (“Home Inns Caoxi”)	51%
Home Inns & Hotels Management (Caobao) Co., Ltd. (“Home Inns Caobao”)	75%
Home Inns & Hotels Management (Dongguan) Co., Ltd. (“Home Inns Dongguan”)	65%
Home Inns & Hotels Kuaijie (Fuzhou) Co., Ltd. (“Home Inns Fuzhou Kuaijie”)	70%

Expected Useful Lives of Property and Equipment

The expected useful lives are as follows:

Buildings	40 years
Leasehold improvements	Over the shorter of the economic useful life or the lease period
Machinery and equipment	5 to 10 years
Furniture, fixtures and office equipment	3 to 5 years

Information about Group's Financial Liabilities Classified as Level 3

The following table presents information about the Group’s financial liabilities classified as Level 3 as of December 31, 2011 and December 31, 2010.

	Balance as of December 31, 2011
		Fair Value Measurements
	Carrying Value	Using Fair Value Hierarchy
		Level 1	Level 2	Level 3

Convertible notes measured at fair value	971,693	—	—	971,693
Interest rate swap transaction	7,315	—	—	7,315

Total financial liability, non-current	979,008	—	—	979,008

	Balance as of December 31, 2010
		Fair Value Measurements
	Carrying Value	Using Fair Value Hierarchy
		Level 1	Level 2	Level 3

Convertible notes measured at fair value	1,227,577	—	—	1,227,577

Total financial liability, non-current	1,227,577	—	—	1,227,577

A Summary of Changes in Level 3 Financial Liabilities

A summary of changes in Level 3 financial liabilities for the year ended December 31, 2011 was as follows:

Balance at December 31, 2010	1,227,577
Less: Unrealized gains - change in fair value (note 12)	(198,547)
Less: foreign exchange gains (note 12)	(57,337)
Add: Interest rate swap transaction (note 12)	7,315

Balance at December 31, 2011	979,008